Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	$ 63	$ 27
Renewable Energy Credits (Note 9 (vii))	99	88
Operating leases (Note 16)	46
Other investments	43	34
Deferred compensation plan	30	26
Other	111	115
Other assets	620	552
Belize Electricity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	71	76
Wataynikaneyap Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	12	43
Supplemental Executive Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	$ 145	$ 143